Severance Indemnities and Pension Plans [Text Block]	6 Months Ended
Sep. 30, 2019
Retirement Benefits [Abstract]
Severance Indemnities and Pension Plans [Text Block]

8.    SEVERANCE INDEMNITIES AND PENSION PLANS
The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2018 and 2019:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2018	2019	2018		2019
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥24,205	¥24,585	¥5,975	¥271	¥6,550	¥175
Interest cost on projected benefit obligation	6,764	5,545	7,407	515	8,667	575
Expected return on plan assets	(37,170)	(37,585)	(16,413)	(1,139)	(15,847)	(949)
Amortization of net actuarial loss	612	2,602	3,492	349	4,915	556
Amortization of prior service cost	(604)	(602)	(1,496)	(995)	(1,332)	(948)
Loss ( g ain ) on settlements and curtailment	(3,901)	(2,347)	—	—	185	—

Net periodic benefit cost (income)	¥(10,094)	¥(7,802)	¥(1,035)	¥(999)	¥3,138	¥(591)

The MUFG Group has contributed to the plan assets for the six months ended September 30, 2019 and expects to contribute for the remainder of the fiscal year ending March 31, 2020 as follows, based upon its current funded status and expected asset return assumptions:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIPs	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2019	¥21.5	¥0.8	¥0.2
For the remainder of the fiscal year ending March 31, 2020	¥7.7	¥0.4	¥0.2